Goodwill and Impairment Review of Goodwill - Summary of Detailed Information About Goodwill (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [abstract]
Balance, January 1	$ 576,028	$ 573,928
Currency translation effects	(9,758)	2,100
Balance, December 31	$ 566,270	$ 576,028